UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-07672

          BlackRock New York Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Investment Quality Municipal Trust, Inc.
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—138.3%
			New York—126.0%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj.,
NR	$ 95		Ser. A, 7.00%, 5/01/25	05/15 @ 102	$ 91,636
NR	60		Ser. A, 7.00%, 5/01/35	05/15 @ 102	56,711
AAA	1,000		Albany Mun. Wtr. Fin. Auth., 2nd Resolution Rev., Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,013,740
			Dorm. Auth.,
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	774,105
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,031,810
BB+	1,000		Mount Sinai Hlth. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,059,320
AAA	1,005		St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,100,817
A+	1,000		Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/24	07/09 @ 101	1,073,280
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,211,426
AAA	1,000	[3]	Nassau Cnty., GO, Ser. U, 5.25%, 11/01/06, AMBAC	N/A	1,035,200
AA	1,000		New York City Hsg. Dev. Corp. Multi.-Fam. Hsg. Rev., Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,039,930
			New York City Ind. Dev. Agcy.,
B-	300		American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	312,192
BBB-	500		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	497,195
			New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	1,000		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,036,170
AA+	1,000		Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,042,080
AAA	2,000	[3]	New York City Transl. Fin. Auth., Ser. B, 6.00%, 5/15/10	N/A	2,220,300
			New York City, GO,
A+	890	[3]	Ser. A, 6.00%, 5/15/10	N/A	988,034
A+	110		Ser. A, 6.00%, 5/15/30	05/10 @ 101	120,047
AA	1,000		Ser. B, 5.70%, 8/15/12	03/06 @ 101	1,011,320
A+	1,000	[3]	Ser. I, 5.875%, 3/15/06	N/A	1,018,150
BBB	5,000		New York Cntys. Tobacco Trust III, Zero Coupon, 6/01/38	06/15 @ 26.186	761,200
AAA	1,000	[3]	New York Urban Dev. Corp., Correctional Facs., 5.70%, 1/01/07, MBIA	N/A	1,041,950
Caa2	1,000		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/06 @ 100	1,009,870
AAA	2,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	2,084,360
			Triborough Brdg. & Tunl. Auth., New York Revs., Refdg.,
AAA	845	[3]	Ser. A, 5.00%, 1/01/12, MBIA	N/A	909,321
AAA	155		Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	160,115

					24,700,279

			Puerto Rico—12.3%
BBB	500		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	511,945
			Hwy. & Trans. Auth.,
BBB+	175		5.00%, 7/01/30	07/15 @ 100	177,751
BBB+	320		Ser. K, 5.00%, 7/01/35	07/15 @ 100	323,097
			Pub. Fin. Corp.,
Aaa	745	[3]	Ser. E, 5.50%, 2/01/12	N/A	816,088
BBB-	255		Ser. E, 5.50%, 8/01/29	02/12 @ 100	268,403
BBB	315		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	317,785

					2,415,069

			Total Long-Term Investments (cost $25,641,006)		27,115,348

1

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—8.2%
950	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 950,000
650	SSgA Tax Free Money Mkt. Fund	650,000

		1,600,000

	Total Investments—146.5% (cost $27,241,0054)	$28,715,348
	Other assets in excess of liabilities—3.5%	695,241
	Preferred shares at redemption value, including dividends payable—(50.0)%	(9,801,343)

	Net Assets Applicable to Common Shareholders—100%	$19,609,246

______________
[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Cost for Federal income tax purposes is $27,230,446. The net unrealized appreciation on a tax basis is $1,484,902, consisting of $1,506,686 gross unrealized appreciation and $21,784 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FSA	—	Financial Security Assurance	MBIA	—	Municipal Bond Insurance Assoc.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock New York Investment Quality Municipal Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006